Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Loans, net of allowance for loan losses of $39,632 and $38,539, respectively	$ 2,444,282,000	$ 2,282,766,000
Available-for-sale securities, at market (amortized cost $906,135 and $570,842, respectively)	897,585,000	580,543,000
Loans held for sale	11,843,000	19,474,000
Interest bearing deposits	400,940,000	304,750,000
Federal funds sold	27,055,000	675,000
Restricted equity securities, at cost	5,089,000	5,089,000
Total earning assets	3,786,794,000	3,193,297,000
Cash and due from banks	25,423,000	33,431,000
Premises and equipment, net	62,846,000	58,202,000
Accrued interest receivable	7,641,000	7,516,000
Deferred income taxes	12,792,000	7,089,000
Bank owned life insurance	46,206,000	35,197,000
Goodwill	4,805,000	4,805,000
Other assets	43,089,000	30,067,000
Total assets	3,989,596,000	3,369,604,000
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	3,555,071,000	2,960,595,000
Federal Home Loan Bank advances	0	3,638,000
Accrued interest and other liabilities	20,808,000	25,250,000
Total liabilities	3,575,879,000	2,989,483,000
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 11,201,504 and 10,993,404 shares issued and outstanding, respectively	22,403,000	21,987,000
Additional paid-in capital	105,177,000	93,034,000
Retained earnings	292,452,000	257,935,000
Net unrealized gains (losses) on available-for-sale securities, net of taxes of $2,235 and $2,536, respectively	(6,315,000)	7,165,000
Total stockholders’ equity	413,717,000	380,121,000
Total liabilities and stockholders’ equity	$ 3,989,596,000	$ 3,369,604,000